SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - Computer And Equipment [Member] - Stardust Power Inc And Subsidiary [Member]	Dec. 31, 2023
Minimum [Member]
Loss Contingencies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Loss Contingencies [Line Items]
Estimated useful lives	5 years